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                     SUPPLEMENT DATED FEBRUARY 21, 2018 TO

              PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED) FOR

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED) FOR THE METFLEX POLICIES ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

As of February 27, 2018, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers. All references in the prospectus to the Divisions listed below are deleted:

AB Variable Products Series Fund, Inc. - AP VPS International Value Portfolio -
  Class A
AIM Variable Insurance Funds - Invesco V.I. Government Securities Fund -
  Series II
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund -
  Class I
Brighthouse Funds Trust II - Brighthouse Asset Allocation 80 Portfolio - Class B Fidelity Variable Insurance Products - Freedom 2010 Portfolio - Initial Class Fidelity Variable Insurance Products - Freedom 2015 Portfolio - Initial Class Fidelity Variable Insurance Products - Freedom 2030 Portfolio - Initial Class Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA
  - Non-Service Shares
Trust for Advised Portfolios - 1919 Variable Socially Responsive Balanced Fund